Document and Entity Information	Apr. 25, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000075362
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 25, 2022
Entity Registrant Name	PACCAR Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-14817
Entity Tax Identification Number	91-0351110
Entity Address, Address Line One	777 106th Avenue NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	(425)
Local Phone Number	468-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1 par value
Trading Symbol	PCAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false